Application of New and Revised Accounting Standards	12 Months Ended
Jun. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of New and Revised Accounting Standards

Note 5. Application of New and Revised Accounting Standards

New and amended Accounting Standards that are effective for the current year

The Group has adopted all of the new and revised Standards and Interpretations issued by the International Accounting Standards Board (the IASB) that are relevant to its operations and effective for the current year.

Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

New and revised International Accounting Standards and Interpretations on issue but not yet effective

At the date of authorization of the financial statements, certain new accounting standard and interpretations have been published that are not mandatory for June 30, 2025 reporting periods and have not been early adopted by the Company.

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IFRS 18 Presentation and Disclosure in Financial Statements

The Directors have not yet evaluated the impact that the new and revised Accounting Standards, Interpretations and amendments will have on the Group's financial statements.